Acquisition of subsidiary and deposits paid for acquisition of subsidiaries (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Fair Value of Assets Acquired and Liabilities Assumed
The following table summarizes the estimated aggregate fair values of the assets acquired and liabilities assumed as of the closing date, March 31, 2016.

Net liabilities acquired (including cash of $1 and other loan of $332 (Note 16))	$(337)
Amortizable intangible assets (i)
Backlog contract (Note 11)	372
Proprietary technology (Note 11)	26,179
Goodwill	36,504
Deferred tax liabilities	(6,638)
Total	$56,080

Total purchase price comprised of:
– cash consideration (paid in fiscal 2015 in the form of refundable deposit)	$52,000
– share-based consideration	4,080
Total	$56,080

(i)	Acquired amortizable intangible asset-backlog contract and proprietary technology have estimated amortization periods of one year and twenty years, respectively.

The following table summarizes the estimated aggregate fair values of the assets acquired and liabilities assumed as of the closing date, May 10, 2017.

Net liabilities acquired (including cash of $1 and accrued liabilities of $68 (Note 16))	$(67)
Amortizable intangible assets
Technologies (Note 11)	19,682
Goodwill	20,230
Deferred tax liabilities	(4,920)
Total	$34,925

Total purchase price comprised of:
– cash consideration (paid in fiscal 2016 in the form of refundable deposit)	$32,600
– share-based consideration	2,325
Total	$34,925

Giant Connection Limited [Member]
Schedule of Fair Value of Assets Acquired and Liabilities Assumed
The following table summarizes the estimated aggregate fair values of the assets acquired and liabilities assumed as of the closing date, December 22, 2017.

Net assets acquired (including cash of $943, loan receivables of $670 (Note 5) interest receivables of $6, property, plant and equipment of $508 (Note 10) and income tax payable of $14(Note 19))	$2,113
Goodwill	248
Deferred tax liabilities	(7)
Total	$2,354

Total purchase price comprised of:
– share-based consideration	$2,354
Total	$2,354